Accrued Occupancy Costs - 10K	8 Months Ended
Jan. 07, 2024
Payables and Accruals [Abstract]
Accrued Occupancy Costs	Accrued Occupancy Costs
In fiscal year 2022, in connection with the COVID 19 impact, the Company negotiated lease modifications on past due amounts with most of its lessors. See Note 18 for additional information relating to a lease modification in June 2023.
Below are the Company’s long term deferred rent payment obligations as of April 30, 2023 by fiscal year:

Long-term Accrued Occupancy Costs
2025	$1,800
2026	220
Total long-term accrued occupancy costs	$2,020